T:\flh\VCA11\24F-2

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and  address  of  issuer:    The
          Prudential  Variable Contract-11,  100
          Mulberry Street, Gateway Center Three,
          Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       []

     3.   Investment  Company Act  File  Number:
          811-3422.
          Securities Act File Number:  2-76581.

     4(a).Last day of fiscal year for which this notice is filed: December 31, 1997.

      (b).[  ]  Check box if this Form is  being
          filed late (i.e. more than 90 calendar
          days  after  the end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form is being  filed  late,
          interest   must   be   paid   on   the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                reliance    on    rule    24(f):
$151,277,326

          (ii)  Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if          applicable):
$157,195,054

          iii)  Aggregate  price  of  securities
redeemed or
             repurchased during any prior fiscal
               year   ending  no  earlier   than
          December
              11,1995  that were not  previously
          used
             to reduce registration fees payable
          to
                       the           Commission.
          $-0-

        (iv)      Total available redemption credits
                 [add  items 5(ii) and  5(iii)].
        $157,195,054

         (v)  Net sales - If item 5(i)is greater
              than  Item  5 (iv) [subtract  item
         5(iv)
                    from        item       5(i).
         $-0-
        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than item
        5(iv)
                 [subtract  item  5(i)from  item
        (5(iv)] $(5,917,728)

          (vii)   Multiplier   for   determining
     registration
               fee.   (See   instruction   C.9):
        X   .000295

      (viii)    Registration fee due [multiply item
               5(v)  by item 5 (vii)] enter  "0"
      if
                  no       fee      is      due.
      =$-0-

      6.   Prepaid Shares

         If   the  response  to  item  5(i)  was
         determined   by          deducting   an
         amount   of   securities   that    were
         registered under the Securities Act  of
         1933  pursuant  to  rule  24e-2  as  in
         effect  before December 11, 1997,  then
         report the amount of securities (number
         of  shares  or  other  units)  deducted
         here: ___________. If there is a number
         of  shares  or  other units  that  were
         registered   pursuant  to  rule   24e-2
         remaining  unsold at  the  end  of  the
         fiscal  year  for which  this  form  is
         filed that are available for use by the
         issuer  in  future fiscal  years,  then
         state that number here:    _____   .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal year (See Instruction
      D):  +$-0-

      8.   Total amount of the registration fee due
          plus  any  interest due [line  5(viii)
      plus
                         line                7]:
      =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By   (Signature  and  Title)  /s/   Caren
Cunningham
                              Caren Cunningham
                              Secretary


     Date: March 30, 1998